FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Financial Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Recognition of Public Warrants upon the reverse recapitalization				$ (1,336,863)
Level 3 [Member] | Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 128,615	$ 2,238,519	$ 2,238,519
Recognition of Junior Note Warrants upon issuance				2,668,169
Change in fair value	$ (127,300)	$ (3,311)	$ (2,109,904)	$ (429,650)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Fair value ending	$ 1,315	$ 2,235,208	$ 128,615	$ 2,238,519
Level 3 [Member] | August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	37,900
Extinguishment of August 2024 Convertible Notes	(37,900)
Initial recognition at fair value			179,000
Change in fair value			$ (141,100)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Nonoperating Income (Expense)
Fair value ending			$ 37,900
Level 3 [Member] | Indigo Capital Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	5,211,100
Fair value of debt converted	(907,578)
Change in fair value	$ (256,522)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Fair value ending	$ 4,047,000